CONSOLIDATED STATEMENTS OF CASH FLOWS - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES
Total comprehensive income for the year		$ 11,415,836	$ 5,751,193	[1]	$ 1,106,295	[1],[2]
Reconciliation of total comprehensive income to cash flows provided by operating activities:
Depreciation of property, plant and equipment		2,223,083	2,020,216	[1]	2,095,418	[1]
Derivative financial instrument results		(106,084)	0	[1]	9,383	[1]
Disposal of property, plant and equipment		158,516	131,419	[1]	16,368	[1]
Share of profit from associates		(18,207)	(21,641)	[1]	(5,089)	[1]
Increase in provisions		193,932	216,920	[1]	199,944	[1]
Interest expense accrual		1,588,977	728,644	[1]	857,402	[1]
Interest income on other financial assets other than cash and cash equivalents		(451,508)	(95,707)	[1]	(57,458)	[1]
Income tax		13,171	(53,077)	[1]	1,102,277	[1],[2]
Doubtful accounts		132,521	(23,395)	[1]	38,142	[1]
Foreign exchange loss		5,679,356	474,545	[1]	1,294,211	[1]
Gain on net monetary position		(3,852,871)	(866,188)	[1]	(1,605,917)	[1]
Changes in assets and liabilities:
Trade receivables		(1,486,325)	(1,402,841)	[1]	(970,984)	[1]
Other receivables		(783,827)	(374,555)	[1]	(555,537)	[1]
Inventories		(235,824)	9,748	[1]	(207,897)	[1]
Trade payables		1,611,499	360,635	[1]	907,752	[1]
Contract assets		(156,672)	0	[1]	0	[1]
Payroll and social security taxes payable		148,429	97,960	[1]	95,678	[1]
Taxes payables		49,972	10,920	[1]	(43,652)	[1]
Other payables		47,127	43,897	[1]	(68,416)	[1]
Provisions		437	(254,858)	[1]	(53,571)	[1]
Interest paid		(905,746)	(302,158)	[1]	(629,333)	[1]
Derivative financial instruments		(103,789)	0	[1]	238,432	[1]
Income tax paid		(2,777,871)	(833,558)	[1]	(19,502)	[1]
Contract liabilities		412,478	0	[1]	0	[1]
Advances from customers		0	(61,351)	[1]	382,267	[1]
Cash flows provided by operating activities		12,796,610	5,556,768	[1]	4,126,213	[1]
CASH FLOWS USED IN INVESTING ACTIVITIES
Additions to property, plant and equipment		(8,123,664)	(1,941,265)	[1]	(1,017,590)	[1]
Financial assets not considered cash equivalents		3,392,406	(1,936,424)	[1]	119,467	[1]
Cash flows used in investing activities		(4,731,258)	(3,877,689)	[1]	(898,123)	[1]
CASH FLOWS PROVIDED BY / (USED IN) FINANCING ACTIVITIES
Payment of loans		(1,226,061)	(59,876)	[1]	(1,772,017)	[1]
Precancellation of loans		(4,796,243)	0	[1]	0	[1]
Loans received		13,821,521	0	[1]	0	[1]
Payment of acquisition of treasury shares		(1,420,926)	0	[1]	0	[1]
Dividends paid		(4,329,188)	(6)	[1]	(226,899)	[1]
Cash flows provided by / (used in) financing activities		2,049,103	(59,882)	[1]	(1,998,916)	[1]
NET INCREASE IN CASH AND CASH EQUIVALENTS		10,114,455	1,619,197	[1]	1,229,174	[1]
Cash and cash equivalents at the beginning of the year	[1]	3,916,747	2,870,394		2,163,757
Foreign exchange gain on Cash and cash equivalents		6,687,668	225,006	[1]	176,765	[1]
Monetary results effect on Cash and cash equivalents		(4,074,043)	(797,850)	[1]	(699,302)	[1]
Cash and cash equivalents at the end of the year		$ 16,644,827	$ 3,916,747	[1]	$ 2,870,394	[1]

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)
[2]	The weighted average of the number of shares considers the effect of the weighted average of the changes originated in the transactions with treasury shares made during the year.